Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 8,807
Increases	260
Other	(238)
Net goodwill as of the end of the period	8,829
Integrated Gas, Renewables and Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	5,247
Increases	215
Other	(219)
Net goodwill as of the end of the period	5,243
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,638
Other	(26)
Net goodwill as of the end of the period	2,612
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	534
Other	(15)
Net goodwill as of the end of the period	519
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	357
Increases	45
Other	24
Net goodwill as of the end of the period	426
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	31
Other	(2)
Net goodwill as of the end of the period	29
Blue Raven Solar
Changes in the carrying amount of goodwill by business segment
Effect of changes in the consolidation scope	126
Fonroche Biogaz
Changes in the carrying amount of goodwill by business segment
Effect of changes in the consolidation scope	$ 89